STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
Net (loss) income	$ (51,879)	$ 97,624	$ 45,234
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization and other non-cash items	(15,343)	(27,136)	(27,152)
Realized capital gains and losses	(128,265)	(106,627)	20,554
Interest credited to contractholder funds	84,324	86,464	91,482
Changes in:
Policy benefits and other insurance reserves	136,304	(29,174)	(46,890)
Deferred policy acquisition costs	9,171	13,625	(3,278)
Income taxes	(49,282)	29,817	(3,424)
Other operating assets and liabilities	60,431	14,996	15,481
Net cash provided by operating activities	45,461	79,589	92,007
Proceeds from sales
Fixed income securities	439,542	295,930	292,026
Equity securities	430,217	141,893	165,147
Limited partnership interests	31,418	25,195	31,337
Mortgage loans	50,364	0	0
Investment collections
Fixed income securities	298,583	345,540	334,019
Mortgage loans	72,725	76,582	50,627
Investment purchases
Fixed income securities	(850,671)	(411,139)	(421,643)
Equity securities	(371,576)	(190,441)	(171,271)
Limited partnership interests	(27,847)	(41,881)	(56,986)
Mortgage loans	(26,800)	(113,712)	(116,996)
Change in short-term investments, net	13,890	(46,116)	12,231
Change in policy loans and other investments, net	2,288	1,228	576
Net cash provided by investing activities	62,133	83,079	119,067
Cash flows from financing activities
Contractholder fund deposits	96,917	95,390	96,954
Contractholder fund withdrawals	(202,944)	(257,264)	(304,412)
Net cash used in financing activities	(106,027)	(161,874)	(207,458)
Net increase in cash	1,567	794	3,616
Cash at beginning of year	9,273	8,479	4,863
Cash at end of year	$ 10,840	$ 9,273	$ 8,479